CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Commission fee from a related party	¥ 0	¥ 0	¥ 631
Collection service fee from a related party	35,561	14,753	16,177
Service fee from a related party	¥ 4,408	¥ 0	¥ 0